Document and Entity Information	Jul. 01, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	Microsoft Corporation
Entity Incorporation State Country Code	WA
Entity File Number	001-37845
Entity Tax Identification Number	91-1144442
Entity Address Address Line 1	One Microsoft Way
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0000789019
Common stock, $0.00000625 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
3.125% Notes Due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
2.625% Notes Due 2033 [Member]
Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ